Notes Payable (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Nov. 20, 2012 USD ($)	Nov. 20, 2012 CNY
Total Notes payable	$ 15,398	95,539	81,990
Deposits at SPD Bank	7,700	47,774
Line of Credit Facility, Maximum Borrowing Capacity				8,059	50,000
Loans Payable to Bank, Noncurrent		47,770
Line of Credit Facility, Remaining Borrowing Capacity		2,230